Fair Value Measurements	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Fair Value Measurements

3. Fair Value Measurements

In connection with the valuation of investments the Series apply ASC 820. ASC 820 provides clarification that when a quoted price in an active market for the identical asset or liability is not available, a reporting entity is required to measure fair value using certain techniques. ASC 820 also clarifies that when estimating the fair value of an asset or liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of an asset or liability. ASC 820 also clarifies that both a quoted price in an active market for the identical asset or liability at the measurement date and the quoted price for the identical asset or liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements.

Level 1 Inputs

Unadjusted quoted prices in active markets for identical financial assets that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs

Inputs other than quoted prices included in Level 1 that are observable for the financial asset or liabilities, either directly or indirectly. These might include quoted prices for similar financial assets in active markets, quoted prices for identical or similar financial assets in markets that are not active, inputs other than quoted prices that are observable for the financial asset or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs

Unobservable inputs for determining the fair value of financial assets that reflect an entity's own assumptions about the assumptions that market participants would use in pricing the financial asset.

The Series of the Trust uses the following methodologies to value instruments within its financial asset portfolio at fair value:

Trading Securities. These instruments include U.S. Treasury securities and open trade equity positions (futures contracts and currency forwards) that are actively traded on public markets with quoted pricing for corroboration. U.S. Treasury securities, futures contracts, and currency forwards are reported at fair value using Level 1 inputs. Trading securities instruments further include open trade equity positions (trading options) that are quoted prices for identical or similar assets that are not traded on active markets. Trading options are reported at fair value using Level 2 inputs.

Swap Contracts. Certain Series of the Trust strategically invest a portion or all of their assets in total return Swaps, selected at the direction of the Managing Owner. Each Series also owns a portion of the Credit Default Swaps ("CDS") based upon ownership percentages of the cash management pool. Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount of value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities. The valuation of swap contracts requires significant estimates. Certain Swap contracts are reported utilizing Level 2 inputs. These Swap contracts are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Swap contracts utilizing Level 2 inputs are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Other Swap contracts are reported utilizing Level 3 Inputs. Swap Contracts are reported at fair value based upon a weekly indicative value that is calculated by management using bid/ask prices from the counterparty. This fair value is corroborated by a daily range of valuations provided by a third party pricing service. The third party pricing service utilizes a Black Scholes pricing model with input adjustments factoring in volatility and liquidity of the instruments. All valuation processes are monitored by the valuation committee of the Managing Owner.

Investment in Unconsolidated Trading Companies. This investment represents the fair value of the allocation of cash, futures, forwards, options and swaps to each respective Series relative to its trading allocations from unconsolidated Trading Companies. The Series may redeem their investment in the trading companies on a daily basis at the state net asset value and therefore the inputs qualify for Level II. However, as the Series, under the same management as the Trading Companies, have access to the underlying positions of the Trading Companies, the level determination is reflected on that basis. As such, the Series report investments in unconsolidated Trading Companies at fair value using the corresponding inputs of the underlying securities of the Trading Companies which results in the Series reporting the corresponding Level determination from the inputs of the Trading Company.

Investment in the Berkeley Quantitative Colorado Fund LLC. Investment in Berkeley Quantitative Colorado Fund LLC is valued based on the daily net asset value as reported by the managing member of the Berkeley Quantitative Colorado Fund LLC. The reported net asset value represents fair value based on observable data such as ongoing redemption and/or subscription activity, which is reported as a Level 2 input.

Inter-Series Receivables and Payables. The Balanced Series, for the purposes of diversification of investments and trading advisors through the other Series' access to Trading Companies in which the Balanced Series does not have a direct interest, advanced funds to the Currency Series and Frontier Dynamic Series. As of December 31, 2011, all inter-Series receivables and payables have been settled. Inter-Series receivables and payables were reported at fair value using Level 1 inputs.

The following tables summarize the instruments that comprise the Series' financial asset portfolio, measured at fair value on a recurring basis as of December 31, 2011 and December 31, 2010, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

December 31, 2011	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Frontier Diversified Series
Swap Contracts	$—	$—	$131,004	$131,004
Investment in Unconsolidated Trading Companies	30,885,365	2,212,764	5,142,042	38,240,171
U.S. Treasury Securities	16,557,304	—	—	16,557,304
Frontier Long/Short Commodity Series
Open Trade Deficit	(25,934,678)	—	—	(25,934,678)
Swap Contracts	—	—	74,898	74,898
Investment in Unconsolidated Trading Companies	3,221,324	5,428	855,236	4,081,988
U.S. Treasury Securities	9,466,240	—	—	9,466,240
Frontier Masters Series
Open Trade Equity	792,372	—	—	792,372
Swap Contracts	—	—	57,225	57,225
Investment in Unconsolidated Trading Companies	4,009,449	708,465	—	4,717,914
U.S. Treasury Securities	7,232,546	—	—	7,232,546
Balanced Series
Open Trade Equity	1,175,762	11,928,779	—	13,104,541
Options Written	—	(3,326,453)	—	(3,326,453)
Swap Contracts	—	—	23,819,312	23,819,312
Investment in Unconsolidated Trading Companies	18,257,754	(1,945)	—	18,255,809
U.S. Treasury Securities	29,168,216	—	—	29,168,216
Berkeley/Graham/Tiverton Series
Swap Contracts	—	—	34,397	34,397
Investment in Unconsolidated Trading Companies	7,219,498	1,014,549	—	8,234,047
Investment in Berkeley Quantitative Colorado Fund, LLC	—	6,270,844	—	6,270,844
U.S. Treasury Securities	4,347,398	—	—	4,347,398
Currency Series
Swap Contracts	—	—	2,583	2,583
U.S. Treasury Securities	326,517	—	—	326,517
Investment in Unconsolidated Trading Companies	—	—	2,352,121	2,352,121
Winton Series
Swap Contracts	—	—	61,888	61,888
Investment in Unconsolidated Trading Companies	4,733,423	(1,507)	—	4,731,916
U.S. Treasury Securities	7,821,927	—	—	7,821,927
Winton/Graham Series
Swap Contracts	—	—	30,381	30,381
Investment in Unconsolidated Trading Companies	8,474,102	(678)	—	8,473,424
U.S. Treasury Securities	3,839,855	—	—	3,839,855

December 31, 2010	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Frontier Diversified Series
Swap Contracts	$—	$—	$11,407,905	$11,407,905
Investment in Unconsolidated Trading Companies	36,804,535	5,737,148	12,398,412	54,940,095
U.S. Treasury Securities	13,620,730	—	—	13,620,730
Frontier Dynamic Series
Swap Contracts	—	—	10,956,772	10,956,772
U.S. Treasury Securities	2,796,510	—	—	2,796,510
Inter-Series Payables	28,320,283	—	—	28,320,283
Frontier Long/Short Commodity Series
Investment in Unconsolidated Trading Companies	31,804,854	596,889	562,705	32,964,448
U.S. Treasury Securities	6,801,035	—	—	6,801,035
Frontier Masters Series
Swap Contracts	—	—	26,242,246	26,242,246
Investment in Unconsolidated Trading Companies	13,705,024	2,216,634	—	15,921,658
U.S. Treasury Securities	3,543,554	—	—	3,543,554
Balanced Series
Open Trade Equity	1,724,008	29,154,497	—	30,878,505
Options Written	—	(4,788,295)	—	(4,788,295)
Swap Contracts	—	—	49,811,462	49,811,462
Investment in Unconsolidated Trading Companies	41,577,810	494,568	—	42,072,378
U.S. Treasury Securities	27,253,497	—	—	27,253,497
Inter-Series Receivables	41,137,058	—	—	41,137,058
Campbell/Graham/Tiverton Series
Investment in Unconsolidated Trading Companies	9,244,073	3,421,798	—	12,665,871
Investment in Berkeley Quantitative Colorado Fund, LLC	—	10,157,099	—	10,157,099
U.S. Treasury Securities	7,024,829	—	—	7,024,829
Currency Series
Open Trade Equity	28,390	—	—	28,390
Options Written	—	(1,292)	—	(1,292)
Swap Contracts	—	—	5,668,768	5,668,768
U.S. Treasury Securities	2,009,673	—	—	2,009,673
Inter-Series Payables	12,816,775	—	—	12,816,775
Long Only Commodity Series
Swap Contracts	—	790,796	—	790,796
U.S. Treasury Securities	485,541	—	—	485,541
Managed Futures Index Series
Investment in Unconsolidated Trading Companies	992,837	—	—	992,837
U.S. Treasury Securities	597,700	—	—	597,700
Winton Series
Investment in Unconsolidated Trading Companies	6,224,743	(1,836)	—	6,222,907
U.S. Treasury Securities	8,020,509	—	—	8,020,509
Winton/Graham Series
Open Trade Equity	1,427,138	—	—	1,427,138
Investment in Unconsolidated Trading Companies	3,384,249	(998)	—	3,383,251
U.S. Treasury Securities	7,045,351	—	—	7,045,351

The changes in Level 3 assets measured at fair value on a recurring basis are summarized in the following tables. Swap contract asset gains and losses (realized/unrealized) included in earnings are classified in "realized and unrealized gain (loss) on investments – net unrealized gain/(loss) on swap contracts" on the statements of operations. Investment in unconsolidated trading company asset gains and losses (realized/unrealized) included in earnings are classified in "Change in fair value of investments in unconsolidated trading companies." During the year ended December 31, 2011, all identified Level 3 assets are components of the Frontier Diversified Series, Frontier Long/Short Commodity Series, Frontier Masters Series, Balanced Series, Berkeley/Graham/Tiverton Series, Currency Series, Winton Series and Winton/Graham Series. The Series of the Trust assess the levels of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Series' accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. There were no significant transfers among levels 1, 2, and 3 during the year. During the year ended December 31, 2010, all identified Level 3 assets are components of the Frontier Diversified Series, Frontier Dynamic Series, Frontier Long/Short Commodity Series, Frontier Masters Series, Balanced Series and Currency Series.

2011:

Swaps:
	Frontier Diversified Series	Frontier Long/Short Commodity Series	Frontier Masters Series
	For The Year Ended December 31, 2011	For The Year Ended December 31, 2011	For The Year Ended December 31, 2011
Balance of recurring Level 3 assets as of January 1, 2011	$11,407,905	$—	$26,242,246
Total gains or losses (realized/unrealized):
Included in earnings-realized	(5,621,987)	(11,411)	2,061,339
Included in earnings-unrealized	1,315,339	20,529	(1,607,804)
Purchases of investments	45,929	78,248	142,819
Sales of investments	(7,096,699)	—	(26,826,316)
Change in ownership allocation of credit default swaps	80,517	(12,468)	44,941
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2011	$131,004	$74,898	$57,225

	Balanced Series	Berkeley/Graham/Tiverton Series	Currency Series
	For The Year Ended December 31, 2011	For The Year Ended December 31, 2011	For The Year Ended December 31, 2011
Balance of recurring Level 3 assets as of January 1, 2011	$49,811,462	$—	$5,668,768
Total gains or losses (realized/unrealized):
Included in earnings-realized	(19,161,366)	(6,252)	(6,958,362)
Included in earnings-unrealized	4,529,039	2,447	6,327,609
Purchases of investments	19,527,925	71,712	23,489
Sales of investments	(27,897,084)	—	(5,043,086)
Change in ownership allocation of credit default swaps	(34,673)	(33,510)	(15,835)
Change in ownership allocation of total return swaps	(2,955,991)	—	—
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2011	$23,819,312	$34,397	$2,583

	Winton Series	Winton/Graham Series	Frontier Dynamic Series
	For The Year Ended December 31, 2011	For The Year Ended December 31, 2011	For The Year Ended December 31, 2011
Balance of recurring Level 3 assets as of January 1, 2011	$—	$—	$10,956,772
Total gains or losses (realized/unrealized):
Included in earnings-realized	(9,969)	(5,791)	(2,157,451)
Included in earnings-unrealized	7,291	(944)	1,317,993
Purchases of investments	83,357	64,011	13,076
Sales of investments	—	—	(10,123,315)
Change in ownership allocation of credit default swaps	(18,791)	(26,895)	(7,075)
Change in inter-series receivable	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2011	$61,888	$30,381	$—

Investments in Unconsolidated Trading Companies:

	Frontier Diversified Series	Frontier Long/Short Commodity Series	Currency Series
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2011	For the Year Ended December 31, 2011
Balance of recurring Level 3 assets as of January 1, 2011	$12,398,412	$562,705	$—
Change in unrealized in investment of unconsolidated trading companies	(5,086,488)	(753,554)	(162,659)
Realized gain/(loss) in investment of unconsolidated trading companies	1,806,063	267,565	(2,334)
Proceeds from sales of investments of unconsolidated trading companies	(5,387,844)	(798,199)	—
Purchases of investments of unconsolidated trading companies	—	—	2,500,000
Change in ownership allocation	1,411,899	1,576,719	17,114
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2011	$5,142,042	$855,236	$2,352,121

2010:

Swaps:

	Frontier Diversified Series	Frontier Dynamic Series	Frontier Masters Series
	For The Year Ended December 31, 2010	For The Year Ended December 31, 2010	For The Year Ended December 31, 2010

Balance of recurring Level 3 assets as of January 1, 2010	$8,550,639	$10,027,253	$15,972,156
Total gains or losses (realized/unrealized):
Included in earnings-realized	—	—	—
Included in earnings-unrealized	416,156	929,519	3,474,611
Purchases of investments	2,500,000	—	14,489,668
Sales of investments	(58,890)	—	(7,694,189)
Change in allocation of total return swaps	—	—	(6,795,479)
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2010	$11,407,905	$10,956,772	$26,242,246

	Balanced Series	Currency Series
	For The Year Ended December 31, 2010	For The Year Ended December 31, 2010
Balance of recurring Level 3 assets as of January 1, 2010	$41,020,535	$4,992,959
Total gains or losses (realized/unrealized):
Included in earnings-realized	—	—
Included in earnings-unrealized	8,790,927	675,809
Purchases, sales, issuances, and settlements, net	—	—
Transfers in and/or out of Level 3	—	—

Balance of recurring Level 3 assets as of December 31, 2010	$49,811,462	$5,668,768

Investments in Unconsolidated Trading Companies:

	Frontier Diversified Series	Frontier Long/Short Commodity Series
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2010
Balance of recurring Level 3 assets as of January 1, 2010	$2,540,406	$—
Change in unrealized in investment of unconsolidated trading companies	8,790,928	86,455
Realized gain/(loss) in investment of unconsolidated
Change in ownership allocation	1,067,077	476,250
Transfers in and/or out of Level 3	—	—

Balance of recurring Level 3 assets as of December 31, 2010	$12,398,412	$562,705

Investment in Berkeley Quantitative Colorado Fund LLC

On November 1, 2010, the Berkeley/Graham/Tiverton Series made an investment in a non-registered fund, the Berkeley Quantitative Colorado Fund LLC. As of December 31, 2011 and 2010, the fair value of the investment in Berkeley Quantitative Colorado Fund LLC exceeded five percent of the Berkeley/Graham/Tiverton Series owners' capital balance.

The following table summarizes the Berkeley/Graham/Tiverton Series' investment in Berkeley Quantitative Colorado Fund LLC as of December 31, 2011 and 2010. The management agreement of the investee fund provides for compensation to the investment manager in the form of fees in the monthly amount equal to one-twelfth of 3.0% of the notional account net asset value and 20% of the new high net trading profits earned.

2011

Investment	% of Owners' Capital	Fair value	Income (loss)	Mgmt Fee	Incentive Fees	Investment Objective	Redemptions Permitted
Berkeley Quantitative						Leveraged
Colorado Fund LLC	15.83%	$6,270,844	$(2,373,858)	$791,365	$—	Speculation	Monthly	*

2010

Investment	% of Owners' Capital	Fair value	Income (loss)	Mgmt Fee	Incentive Fees	Investment Objective	Redemptions Permitted
Berkeley Quantitative						Leveraged
Colorado Fund LLC	14.46%	$10,157,099	$153,203	$146,432	$45,345	Speculation	Monthly	*

Information about the investee fund's portfolio is not available to the Series.

*	The interest of a member in Berkeley Quantitative Colorado Fund LLC may be wholly or partially withdrawn on the last trading day of any calendar month provided the managing member has been provided written notice within five business days of such withdrawal.

The Frontier Fund [Member]
Fair Value Measurements

3. Fair Value Measurements

In connection with the valuation of investments the Trust applies ASC 820. ASC 820 provides clarification that when a quoted price in an active market for the identical asset or liability is not available, a reporting entity is required to measure fair value using certain techniques. ASC 820 also clarifies that when estimating the fair value of an asset or liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of an asset or liability. ASC 820 also clarifies that both a quoted price in an active market for the identical asset or liability at the measurement date and the quoted price for the identical asset or liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements.

Level 1 Inputs

Unadjusted quoted prices in active markets for identical financial assets that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs

Inputs other than quoted prices included in Level 1 that are observable for the financial asset or liabilities, either directly or indirectly. These might include quoted prices for similar financial assets in active markets, quoted prices for identical or similar financial assets in markets that are not active, inputs other than quoted prices that are observable for the financial asset or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs

Unobservable inputs for determining the fair value of financial assets that reflect an entity's own assumptions about the assumptions that market participants would use in pricing the financial asset.

The Trust uses the following methodologies to value instruments within its financial asset portfolio at fair value:

Trading Securities. These instruments include U.S. Treasury securities and open trade equity positions (futures contracts and currency forwards) that are actively traded on public markets with quoted pricing for corroboration. U.S. Treasury securities, futures contracts, and currency forwards are reported at fair value using Level 1 inputs. Trading securities instruments further include open trade equity positions (trading options) that are quoted prices for identical or similar assets that are not traded on active markets. Trading options are reported at fair value using Level 2 inputs.

Swap Contracts. Certain Series of the Trust strategically invest a portion or all of their assets in total return Swaps, selected at the direction of the Managing Owner. Each Series also owns a portion of the Credit Default Swaps ("CDS") based upon ownership percentages of the cash management pool. Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount of value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities. The valuation of swap contracts requires significant estimates. Certain Swap contracts are reported utilizing Level 2 inputs. These Swap contracts are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Swap contracts utilizing Level 2 inputs are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Other Swap contracts are reported utilizing Level 3 Inputs. Swap Contracts are reported at fair value based upon a weekly indicative value that is calculated by management using bid/ask prices from the counterparty. This fair value is corroborated by a daily range of valuations provided by a third party pricing service. The third party pricing service utilizes a Black Scholes pricing model with input adjustments factoring in volatility and liquidity of the instruments. All valuation processes are monitored by the valuation committee of the Managing Owner.

Investment in the Berkeley Quantitative Colorado Fund LLC. Investment in Berkeley Quantitative Colorado Fund LLC is valued based on the daily net asset value as reported by the managing member of the Berkeley Quantitative Colorado Fund LLC. The reported net asset value represents fair value based on observable data such as ongoing redemption and/or subscription activity, which is reported as a Level 2 input.

The following table summarizes the instruments that comprise the Trust's financial asset portfolio, by Series, measured at fair value on a recurring basis as of December 31, 2011 and December 31, 2010, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

December 31, 2011	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Open Trade Equity (Deficit)	$(18,489,839)	$11,933,138	$—	$(6,556,701)
Swap Contracts	—	—	24,211,688	24,211,688
U.S. Treasury Securities	78,760,003	—	—	78,760,003
Options Written	—	(3,336,326)	—	(3,336,326)

December 31, 2010	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Open Trade Equity (Deficit)	$(7,009,265)	$31,091,768	$—	$24,082,503
Swap Contracts	—	—	104,877,949	104,877,949
U.S. Treasury Securities	79,198,929	—	—	79,198,929
Options Written	—	(5,464,104)	—	(5,464,104)

For The Year Ended December 31, 2011
Balance of recurring Level 3 assets as of January 1, 2011	$104,877,949
Total gains or losses (realized/unrealized):
Included in earnings-realized	(9,630,838)
Included in earnings-unrealized	(11,724,468)
Purchases of investments	7,004,112
Sales of investments	(66,705,656)
Transfers in and/or out of Level 3	—
Net increase in payments from Managing Owner	390,589

Balance of recurring Level 3 assets as of December 31, 2011	$24,211,688

For The Year Ended December 31, 2010
Balance of recurring Level 3 assets as of January 1, 2010	$81,147,933
Total gains or losses (realized/unrealized):
Included in earnings-realized	509,662
Included in earnings-unrealized	14,287,024
Purchases of investments	18,184,063
Sales of investments	(9,250,733)
Transfers in and/or out of Level 3	—

Balance of recurring Level 3 assets as of December 31, 2010	$104,877,949

The Trust assess the levels of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Trust's accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. There were no significant transfers among levels 1, 2, and 3 during the year.

The Trading Companies Of The Frontier Fund [Member]
Fair Value Measurements
3. Fair Value Measurements

In connection with the valuation of investments, the Trading Companies apply ASC 820. ASC 820 provides clarification that when a quoted price in an active market for the identical asset or liability is not available, a reporting entity is required to measure fair value using certain techniques. ASC 820 also clarifies that when estimating the fair value of an asset or liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of an asset or liability. ASC 820 also clarifies that both a quoted price in an active market for the identical asset or liability at the measurement date and the quoted price for the identical asset or liability when traded as an asset or liability in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements.

Level 1 Inputs

Unadjusted quoted prices in active markets for identical financial assets that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs

Inputs other than quoted prices included in Level 1 that are observable for the financial asset or liabilities, either directly or indirectly. These might include quoted prices for similar financial assets in active markets, quoted prices for identical or similar financial assets in markets that are not active, inputs other than quoted prices that are observable for the financial asset or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs

Unobservable inputs for determining the fair value of financial assets that reflect an entity's own assumptions about the assumptions that market participants would use in pricing the financial asset.

The Trading Companies uses the following methodologies to value instruments within its financial asset portfolio at fair value:

Trading Securities. These instruments include U.S. Treasury Securities and Open Trade Equity Positions (Futures Contracts, Currency Forwards and Options) that are actively traded on public markets with quoted pricing for corroboration. U.S. Treasury Securities, Futures Contracts, and Currency Forward are reported at fair value using Level 1 inputs. Trading Securities instruments further include Open Trade Equity that are quoted prices for identical or similar assets that are not traded on active markets. Trading Options are reported at fair value using Level 2 inputs from similar financial data in an active market.

Swap Contracts. Certain Swap Contracts are reported utilizing Level 2 inputs. These Swap Contracts are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Certain Trading Companies strategically invest a portion or all of their assets in total return Swaps, selected at the direction of management. Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount of value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities. The valuation of swap contracts require significant estimates. Swap contracts utilizing Level 2 inputs are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Other Swap Contracts are reported utilizing Level 3 Inputs. During the fourth quarter of 2010, these Swap Contracts are reported at fair value based upon daily valuations provided by a third party pricing service and corroborated by weekly counterparty settlement values. The third party pricing service utilizes a Black Scholes pricing model with input adjustments factoring in volatility and liquidity of the instruments. These swap contracts were previously reported at fair value based upon returns/values that were provided on less than a daily frequency from the swap counterparty, requiring additional internal financial modeling to develop pricing.

The following table summarizes the instruments that comprise the Trading Companies financial asset portfolio measured at fair value on a recurring basis as of December 31, 2011 and 2010, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

December 31, 2011	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Frontier Trading Company I LLC
Open Trade Equity	$(260,922)	$556,630	$—	$295,708
Written Options	—	(444,255)	—	(444,255)
Swap Contracts	—	—	17,706,757	17,706,757
Frontier Trading Company II LLC
Open Trade Equity	$4,038,448	$4,360	$—	$4,042,808
Written Options	—	(9,873)	—	(9,873)
Frontier Trading Company V LLC
Open Trade Equity	$1,438,257	$—	$—	$1,438,257
Frontier Trading Company VII, LLC
Open Trade Equity	$(25,934,678)	$—	$—	$(25,934,677)
Frontier Trading Company IX, LLC
Open Trade Equity	$444,769	$—	$—	$444,769
Frontier Trading Company XIV, LLC
Open Trade Equity	$(238,948)	$—	$—	$(238,948)
Frontier Trading Company XV, LLC
Open Trade Equity	$634,671	$11,372,149	$—	$12,006,820
Written Options	—	(2,882,198)	—	(2,882,198)
Frontier Trading Company XVII, LLC
Swap Contracts	$—	$—	$5,881,772	$5,881,772
Frontier Trading Company XVIII, LLC
Open Trade Equity	$596,193	$—	$—	$596,193
Frontier Trading Company XXI, LLC
Open Trade Equity	$792,372	$—	$—	$792,372

December 31, 2010	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Frontier Trading Company I LLC
Open Trade Equity	$6,100,175	$716,700	$—	$6,816,875
Written Options	—	(128,013)	—	(128,013)
Swap Contracts	—	—	49,811,462	49,811,462
Frontier Trading Company II LLC
Open Trade Equity	6,363,791	6,319	—	6,370,110
Written Options	—	(12,125)	—	(12,125)
Frontier Trading Company III LLC
Open Trade Equity	28,390	—	—	28,390
Written Options	—	(1,292)	—	(1,292)
Swap Contracts	—	—	5,668,768	5,668,768
Frontier Trading Company V LLC
Open Trade Equity	1,427,138			1,427,138
Frontier Trading Company VI LLC
Open Trade Equity	616,291	(22,321)	—	593,970
Written Options	—	(56,300)	—	(56,300)
Frontier Trading Company VII, LLC
Open Trade Equity	(16,876,380)	1,930,895	—	(14,945,485)
Written Options	—	(662,392)	—	(662,392)
Frontier Trading Company VIII, LLC
Swap Contracts	—	—	790,795	790,795
Frontier Trading Company IX, LLC
Open Trade Equity	1,531,050	—	—	1,531,050
Frontier Trading Company X, LLC
Swap Contracts	—	—	11,407,905	11,407,905
Frontier Trading Company XI, LLC
Swap Contracts	—	—	26,242,246	26,242,246
Frontier Trading Company XII, LLC
Swap Contracts	—	—	10,956,756	10,956,756
Frontier Trading Company XIII, LLC
Open Trade Equity	—	—	—	—
Frontier Trading Company XIV, LLC
Open Trade Equity	323,845	—	—	323,845
Frontier Trading Company XV, LLC
Open Trade Equity	(6,523,511)	28,460,119	—	21,936,608
Written Options	—	(4,603,983)	—	(4,603,983)

The changes in Level 3 assets measured at fair value on a recurring basis are summarized in the following tables. Swap Contract asset gains and losses (realized/unrealized) included in earnings are classified in "net realized and unrealized gain/(loss) on investments—net realized and unrealized gain/(loss) on swap contracts" on the statements of operations. During the year ended December 31, 2011 and 2010, all identified level three assets are components of the Frontier Trading Company I, Frontier Trading Company III, Frontier Trading Company VIII, Frontier Trading Company X, Frontier Trading Company XI and Frontier Trading Company XII.

2011:

Swap Contracts	Frontier Trading Company I LLC For The Year Ending December 31, 2011	Frontier Trading Company XVII, LLC For The Year Ending December 31, 2011
Balance of recurring Level 3 assets as of January 1, 2011	$49,811,462	$—
Total gains or losses (realized/unrealized):
Included in earnings-realized	6,689,123	36,540
Included in earnings-unrealized	(18,631,737)	(404,768)
Purchases, sales, issuances, and settlements, net	(20,162,091)	6,250,000
Transfers in and/or out of Level 3	—	—

Balance of recurring Level 3 assets as of December 31, 2011	$17,706,757	$5,881,772

2010:

Swap Contracts	Frontier Trading Company I LLC For The Year Ending December 31, 2010	Frontier Trading Company III LLC For The Year Ending December 31, 2010	Frontier Trading Company VIII, LLC For The Year Ending December 31, 2010
Balance of recurring Level 3 assets as of January 1, 2010	$41,020,535	$4,992,959	$584,770
Total gains or losses (realized/unrealized):
Included in earnings-realized	—	—	509,662
Included in earnings-unrealized	292,551	729,826	—
Purchases, sales, issuances, and settlements, net	8,498,376	(54,017)	(303,637)
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2010	$49,811,462	$5,668,768	$790,795

Swap Contracts	Frontier Trading Company X, LLC For The Year Ending December 31, 2010	Frontier Trading Company XI, LLC For The Year Ending December 31, 2010	Frontier Trading Company XII, LLC For The Year Ending December 31, 2010
Balance of recurring Level 3 assets as of January 1, 2010	$8,550,639	$15,972,157	$10,027,253
Total gains or losses (realized/unrealized):
Included in earnings-realized	—	—	—
Included in earnings-unrealized	416,157	3,474,611	929,503
Included in other comprehensive income	—	—	—
Purchases, sales, issuances, and settlements, net	2,441,109	6,795,478	—
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2010	$11,407,905	$26,242,246	$10,956,756

The Trading Companies assess the levels of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Trading Company's accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. There were no significant transfers among levels 1, 2, and 3 during the year.